DEPOSITS, PREPAYMENTS AND OTHER RECEIVABLES, NET (Details Narrative) - USD ($)			12 Months Ended
	Aug. 01, 2022	Jul. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Consideration receivable			$ 1,625,779	$ 3,261,038
Prepaid consideration			6,100,000
Allowance for expected credit losses				$ 67,000	$ 1,000
Forever Perfection Holding Limited [Member]
Consideration receivable		$ 5,349,399
Consideration receivable rate, description	On August 1, 2022, the Company and FPH were mutually agreed to accelerate the payment schedule by signing a supplementary agreement. FPH shall pay 40%, 30%, and 30% of the consideration before the end of November 2022, May 2023, and November 2023, respectively.	According to the agreement, FPH shall pay 15%, 25%, 30% and 30% of the consideration before the end of July 2022, July 2023, July 2024 and July 2025, respectively.